Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of lease cost
(a) The following table sets forth the breakdown of leasing expenses:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	30,261	36,094
Interest of lease liabilities	1,695	5,087
Expenses for short-term leases within 12 months	5,911	5,461

Total lease cost	37,867	46,642

Summary of supplemental cash flow
(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	36,066	40,837

Summary of weighted-average remaining lease term and discount rate
(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2021	2022
Weighted-average remaining lease term
Operating leases	3.30 years	5.31 years
Weighted-average discount rate
Operating leases	4.75%	4.84%

Schedule of Information about movement of Right of use Assets
(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2021 and 2022:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Beginning balance	54,968	49,138
Recognition of additional leasing contract	24,431	179,384
Amortization of right of use assets	(30,261)	(36,094)

Ending balance	49,138	192,428

Schedule of Information about movement of Leasing Liabilities
(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2021 and 2022:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Beginning balance	43,296	33,356
Recognition of additional leasing contract	24,431	179,384
Interest of lease liabilities	1,695	5,087
Leasing payment	(36,066)	(40,837)

Ending balance	33,356	176,990

Summary of maturities of lease liabilities
(f) The following table sets forth the maturities of lease liabilities:

As of
December 31, 2022
RMB
2023	44,083
2024	35,475
2025	37,446
2026	38,414
2027	34,502
2028	16,976

Total undiscounted lease payments	206,896
Less: Imputed interest	(29,906)

Total lease liabilities	176,990